SPAC (Details)	Sep. 30, 2021 USD ($) shares
Investments, Debt and Equity Securities [Abstract]
SPAC Sponsor contribution	$ 25,000
Investment Owned, Balance, Shares | shares	2,875,000
SPAC warrants | shares	5,395,000
Investment Owned, Restricted, Cost	$ 5,400,000
SPAC Sponsor liability	$ 1,000,000